UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2013

Investor Information: 1-855-296-8992

This report and the consolidated financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Makefield Managed Futures Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Makefield Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception Through September 30, 2013

	Six Months	One Year	Since Inception– Class A*	Since Inception- Class C**
Makefield Managed Futures Strategy Fund Class A
Without sales charge	(4.02)%	(8.28)%	(6.47)%	-
With sales charge	(9.57)%	(13.53)%	(8.90)%	-
Makefield Managed Futures Strategy Fund Class C	(4.39)%	(8.96)%	-	(6.74)%
S&P 500 Total Return Index	8.31%	19.34%	13.11%	21.02%

________________

* Class A commenced operations on July 1, 2011.

** Class C commenced operations on November 1, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense, including underlying funds, is 2.14% for Class A and 2.89% for Class C.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-296-8992.

CONSOLIDATED PORTFOLIO ANALYSIS (Unaudited) September 30, 2013
Percent of Net Assets
Exchange Traded Funds	55.49%
Commodity Trading Advisors	18.03%
Short-Term Investments	20.77%
Total Return Swaps	(0.40)%
Other Assets Less Liabilities	6.11%
Total	100.00%

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 55.49%
	DEBT FUND - 57.77%
12,444	iShares Barclays 1-3 Year Credit Bond Fund	$ 1,310,105
32,800	iShares Barclays 1-3 Year Treasury Bond Fund	2,770,288
22,107	PowerShares VRDO Tax Free Weekly Portfolio	551,791
15,300	Vanguard Short-Term Bond ETF	1,229,661
6,597	Vanguard Short-Term Corporate Bond ETF	525,121
2,481	Vanguard Short-Term Government Bond ETF	151,093
	TOTAL EXCHANGE TRADED FUNDS	6,538,059
	(Cost - $6,537,271)

	COMMODITY TRADING ADVISORS -18.03%
1,570,982	AlphaMetrix Blackwater Capital Management ^ *	773,175
575,432	AlphaMetrix QIM Global Program, LLC ^ *	523,834
659,645	AlphaMetrix Quantica Capital AG CL A ^ *	678,332
164,911	AlphaMetrix Rosetta Capital Management CL A ^ *	149,675
	TOTAL COMMODITY TRADING ADVISORS	2,125,016
	(Cost - $2,469,556)

	SHORT-TERM INVESTMENTS - 20.77%
	MONEY MARKET FUND - 20.77%
2,447,823	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% +	2,447,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $2,447,823)

	TOTAL INVESTMENTS - 94.29%
	(Cost - $11,454,650) (a)	$ 11,110,898
	OTHER ASSETS LESS LIABILITIES - 5.71%	672,241
	NET ASSETS - 100.00%	$ 11,783,139

+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2013.
^ These instruments are holdings of MMFS Fund Limited.
* Non-Income producing security.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $11,454,650 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 35,039
	Unrealized depreciation:	(378,791)
	Net Unrealized depreciation:	$ (343,752)

		Unrealized
		Appreciation (Depreciation)
	LONG EQUITY SWAP CONTRACTS - (0.40) %
	MMFS Index Equity Swap, Deutsche Bank - September 18, 2018 to receive total return of MMFS Index less USD- 3 Month LIBOR	(46,925)
	(Notional Amount $3,500,000)
	TOTAL LONG EQUITY SWAP CONTRACTS	(46,925)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments in Securities at Fair Value (identified cost $11,454,650)	$ 11,110,898
Dividends and Interest Receivable	849
Receivable for Fund Shares Sold	31,400
Due from Broker	700,000
Due from Investment Advisor	7,354
Prepaid Expenses and Other Assets	5,867
Total Assets	11,856,368

Liabilities:
Payable for Fund Shares Purchased	300
Payable to Other Affiliates	8,987
Accrued Distribution Fees	2,819
Unrealized depreciation on swaps	46,925
Other Accrued Expenses	14,198
Total Liabilities	73,229

Net Assets	$ 11,783,139

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized;
1,308,007 shares of beneficial interest outstanding)	$ 11,248,580

Net Asset Value and Redemption Price Per Share (a)
($11,248,580/1,308,007 shares of beneficial interest outstanding)	$ 8.60
Offering Price Per Share
($8.60/0.9425)	$ 9.12

Class C Shares:
Net Assets (Unlimited shares of no par value interest authorized;
62,918 shares of beneficial interest outstanding)	$ 534,559

Net Asset Value, Offering and Redemption Price Per Share (a)
($534,559/62,918 shares of beneficial interest outstanding)	$ 8.50

Composition of Net Assets:
At September 30, 2013, Net Assets consisted of:
Paid-in-Capital	$ 12,551,427
Accumulated Net Investment Loss	(138,290)
Accumulated Net Realized Loss from Security Transactions	(239,321)
Net Unrealized Depreciation on Investments	(390,677)
Net Assets	$ 11,783,139

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2013

Investment Income:
Dividend Income	$ 24,013
Interest Income	135
Total Investment Income	24,148

Expenses:
Advisory Fees	86,939
Transfer Agent Fees	24,066
Administration Fees	22,452
Fund Accounting Fees	16,521
Registration & Filing Fees	15,041
Audit Fees	14,640
Distribution Fees - Class A	13,853
Chief Compliance Officer Fees	9,275
Legal Fees	7,521
Printing Expense	6,268
Custody Fees	3,008
Trustees' Fees	3,008
Distribution Fees - Class C	2,549
Insurance Expense	1,254
Miscellaneous Expenses	1,003
Total Expenses	227,398
Less: Fees Waived/Expenses Reimbursed by Adviser	(109,541)
Net Expenses	117,857

Net Investment Loss	(93,709)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(242,285)
Net Change in Unrealized Depreciation on:
Investments	(120,952)
Swaps	(46,925)
Net Change in Unrealized Depreciation on
Investments and Swap Contracts	(167,877)

Net Realized and Unrealized Loss on Investments and Swap Contracts	(410,162)

Net Decrease in Net Assets Resulting From Operations	$ (503,871)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	September 30, 2013	March 31, 2013
	(Unaudited)
Operations:
Net Investment Loss	$ (93,709)	$ (249,264)
Net Realized Loss on Investments and Futures Contracts	(242,285)	(151,393)
Distributions of Realized Gains From Other Investment Companies	-	3,363
Net Change in Unrealized Depreciation on
Investments and Swap Contracts	(167,877)	(57,650)
Net Decrease in Net Assets
Resulting From Operations	(503,871)	(454,944)

Distributions to Shareholders From:
Net Realized Capital Gains ($0.00 and $0.00+ per share, respectively)	-	(4,084)
Total Distributions to Shareholders	-	(4,084)

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued (177,763 and 508,956
shares, respectively)	1,586,361	4,694,296
Distributions Reinvested (0 and 425 shares, respectively)	-	3,854
Redemption Fee Proceeds	-	267
Cost of Shares Redeemed (74,169 and 222,276 shares, respectively)	(653,618)	(2,025,629)
Total From Capital Transactions: Class A	932,743	2,672,788

Class C Shares:
Proceeds from Shares Issued (22,144 and 40,650 shares, respectively)	194,100	375,905
Distributions Reinvested (0 and 15 shares, respectively)	-	137
Redemption Fee Proceeds	-	3
Cost of Shares Redeemed (5,154 and 258 shares, respectively)	(44,535)	(2,314)
Total From Capital Transactions: Class C	149,565	373,731

Total Increase in Net Assets From Capital Transactions	1,082,308	3,046,519

Total Increase in Net Assets	578,437	2,587,491

Deconsolidation of Partnership - Elimination of non-controlling
interest	-	(132,179)
Net Assets:
Beginning of Period	11,204,702	8,749,390
End of Period	$ 11,783,139	$ 11,204,702

Accumulated Net Investment Loss at End of Period	$ (138,290)	$ (44,581)
_______
* The Fund commenced operations on July 1, 2011.
+ Amount is less then $0.005 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period, excluding non-controlling interest.

	For the Six		For the Year		For the Period
	Months Ended		Ended		Ended
	September 30, 2013		March 31, 2013		March 31, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.96		$ 9.34		$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.07)		(0.22)		(0.19)
Net loss from investments
(both realized and unrealized)	(0.29)		(0.16)		(0.47)
Total from operations	(0.36)		(0.38)		(0.66)

Less Distributions:
From net realized gains on investments	-		0.00	(f)	-
Total Distributions	-		0.00	(f)	-

Paid-in-Capital from Redemption Fees	0.00		0.00	(f)	-

Net Asset Value, End of Period	$ 8.60		$ 8.96		$ 9.34

Total Return (b)	(4.02)%		(4.03)%		(6.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,249		$ 10,796		$ 8,566
Ratio to average net assets:
Expenses, Gross	3.89%	(c,g)	4.86%	(e)	6.57%	(c,e)
Expenses, Net of Reimbursement	2.00%	(c,g)	2.86%	(e)	2.94%	(c,e)
Net investment loss, Net of Reimbursement	(1.58)%	(c,g)	(2.35)%	(e)	(2.38)%	(c,e)
Portfolio turnover rate (d)	12%		0%		0%

__________
*Class A commenced operations on July 1, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests, with the exception of Bridgeton Portfolio Fund.
(f) Amount is less then $0.005 per share.
(g) Does not include expenses of other investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period, excluding non-controlling interest.

	For the Six		For the Year		For the Period
	Months Ended		Ended		Ended
	September 30, 2013		March 31, 2013		March 31, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.89		$ 9.33		$ 9.72
Decrease From Operations:
Net investment loss (a)	(0.10)		(0.28)		(0.18)
Net loss from investments
(both realized and unrealized)	(0.29)		(0.16)		(0.21)
Total from operations	(0.39)		(0.44)		(0.39)

Less Distributions:
From net realized gains on investments	-		0.00	(f)	-
Total Distributions	-		0.00	(f)	-

Paid-in-Capital from Redemption Fees	0.00		0.00	(f)	-

Net Asset Value, End of Period	$ 8.50		$ 8.89		$ 9.33

Total Return (b)	(4.39)%		(4.68)%		(4.01)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 535		$ 408		$ 52
Ratio to average net assets:
Expenses, Gross	4.64%	(c,g)	5.61%	(e)	6.14%	(c,e)
Expenses, Net of Reimbursement	2.75%	(c,g)	3.61%	(e)	3.63%	(c,e)
Net investment loss, Net of Reimbursement	(2.33)%	(c,g)	(3.10)%	(e)	(3.17)%	(c,e)
Portfolio turnover rate (d)	12%		0%		0%

__________
*Class C commenced operations on November 1, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests, with the exception of Bridgeton Portfolio Fund.
(f) Amount is less then $0.005 per share.
(g) Does not include expenses of other investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

Makefield Managed Futures Strategy Fund (the “Fund”), formerly the Mosaic Managed Futures Strategy Fund, is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility by the S&P 500 Total Return Index.  A secondary objective is to maintain a relatively low correlation to stock and bond market returns. The Fund pursues its investment objective by employing dual-strategy diversification through two distinct and complementary strategies: “Managed Futures” strategy and “Fixed Income” strategy. The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, and fixed income and equity indices. The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.

The Fund currently offers Class A and Class C shares.  Class A commenced operations on July 1, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class C commenced operations on November 1, 2011.  Class C shares are offered at net asset value.

Consolidation of Subsidiary – MMFS Fund Limited (“MMFS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, MMFS, incorporated under the laws of the Cayman Islands. MMFS act as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of MMFS. All intercompany balances and transactions have been eliminated in consolidation.

A summary of the Fund’s investments in MMFS is as follows:

MMFS *
September 30, 2013
Fair Value of Commodity Trading Advisers	$ 2,125,015
Other Assets	653,076
Total Net Assets	2,778,091

Percentage of the Fund's Total Net Assets	23.58%

* MMFS commenced operations on July 1, 2011.

For tax purposes, MMFS is an exempted Cayman investment company.  MMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MMFS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Makefield Capital Management, LLC (the “Adviser”) fair values the investments of the Commodity Trading Advisers (the “CTA”) based on prior day position information. The Adviser reviews and approves current day pricing of the CTA positions, as received from the Administrator of the CTA, which includes an estimated profit and loss amount, which is then used to determine a daily fair value NAV for each CTA. The Adviser’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. Futures shall be valued at the settlement price for each contract as of the close of business of each future’s respective exchange. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its consolidated investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,538,059	$ -	$ -	$ 6,538,059
Commodity Trading Advisors	-	2,425,016	-	2,425,016
Short-Term Investments	2,447,823	-	-	2,447,823
Total	$ 8,985,882	$ 2,425,016	$ -	$ 11,410,898
Liabilities
Equity Swap Contracts	$ -	$ 46,925	$ -	$ 46,925

       *Please refer to the Consolidated Portfolio of Investments for industry classifications.

          The Fund did not hold any Level 3 securities during the period.

          There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

          It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Consolidated Portfolio of Investments. The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on the returns filed for the open tax year (2012), or expected to be taken in the Fund’s 2013 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the six months ended September 30, 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders –Distributions from investment income are declared and recorded on a daily basis and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Makefield Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the average daily net assets of the Fund on the first $500 million, and then 1.35% on assets greater than $500 million.  For the six months ended September 30, 2013, the Adviser earned management fees of $86,939.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and  extraordinary expenses (such as litigation)),  at least until July 31, 2014, so that the total annual operating expenses of the Fund do not exceed 2.00% and 2.75% of the Fund’s average daily net assets for Class A and Class C shares, respectively.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended September 30, 2013, the Adviser waived fees and reimbursed expenses of $109,541. As of September 30, 2013, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $461,708, and will expire on March 31 of the years indicated below:

2017	2016	2015
$109,541	$199,587	$152,580

Distributor – The Trust, with respect to the Fund, has adopted the Class A and Class C Master Distribution and Shareholder Servicing Plans ("12b-1 Plans" or "Plans"),  pursuant to which the Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund's average daily net assets attributable to the respective class of shares.

Class	A	C
12b-1 Fee	0.25%	1.00%

The Fund's distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the six months ended September 30, 2013, the 12b-1 fees accrued amounted to $13,853 and $2,549 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended September 30, 2013, the Distributor received $2,070 in underwriting commissions for sales of Class A shares, of which $260 was retained by the principal underwriter.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2013 amounted to $1,209,762 and $1,058,786, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended September 30, 2013, the Class A and Class C shares did not assess any redemption fees.

6.

TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended March 31, 2013 was as follows:

Fiscal Year Ended
March 31, 2013
Ordinary Income	$ -
Long-Term Capital Gain	4,084
$ 4,084

There were no distributions during the period ended March 31, 2012.

As of March 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Book/Tax	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ 2,964	$ -	$ (44,581)	$ -	$ (222,800)	$ (264,417)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $44,581.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, fund distributions and adjustments for the Fund’s wholly owned and controlled subsidiary resulted in reclassification for the year ended March 31, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Loss	Loss	Capital
$ 302,598	$ 357,361	$ (659,959)

7.

PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Shares Voted

            Shares Voted Against

               In Favor

or Abstentions

Mark Garbin

  609,702,446

       7,380,704

Mark D. Gersten

  609,750,246

       7,332,904

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark H. Taylor

  608,885,975

       8,197,175

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Makefield Managed Futures Strategy Fund

RENEWAL OF ADVISORY AGREEMENT (Unaudited)

September 30, 2013

Makefield Managed Futures Strategy Fund (Adviser – Makefield Capital Management, LLC.) (Unaudited)*

In connection with the regular meeting held on May 21 and 22, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Makefield Capital Management, LLC (“Makefield Capital”) and the Trust, with respect to the Makefield Managed Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted Makefield Capital was founded in 2011 with the purpose of providing an alternative investment option for retail investors looking for a diverse investment style within a strategy that employs both a managed futures strategy and a fixed income strategy.  The Board reviewed the background of the key personnel servicing the Fund and acknowledged their experience and expertise in global futures markets and alternative investments along with experience in portfolio management, research and compliance.  They considered that Makefield Capital conducts research, analysis, and due diligence designed to find “best of breed” commodity trading advisers with sub-strategies such as trend following, counter trend, systematic, and discretionary macro, to name a few, then allocate assets based on both quantitative and qualitative factors.  The Trustees reviewed Makefield Capital’s portfolio management strategy noting it focuses on portfolio risk management on several levels - first, identifying which combination of CTA sub-strategies can potentially reduce volatility and maximize risk adjusted performance; second, perform due diligence on the CTA’s strategies and overall operating controls, and third; breakdown each sub-strategy to gain a more granular view.  They considered the Fund’s compliance program noting Makefield Capital performs daily prospectus and 1940 Act guideline compliance monitoring of the Fund utilizing various checklists and trade blotters reconciled against brokerage statements.  After further discussion, the Trustees concluded that they recognize Makefield Capital has brought a satisfactory level of service to the Fund and expect that level of service to continue.

Performance.    The Trustees reviewed the Fund’s performance noting that it underperformed its benchmark and peer group over the last 1 year (-4.13% versus 1.15% and -1.25%, respectively) and since inception (-6.09% versus -0.23% and -4.32%, respectively).  They considered, however, that although negative, the Fund outperformed the US OE Managed Futures Morningstar Category over both the 1 year (-5.86%) and since inception (-10.82%). They considered the relatively short time period for the performance shown noting the Fund’s low correlation to stocks and bonds, which is Makefield Capital’s aim.  After further discussion the Trustees concluded Makefield Capital understands the strategy and is well equipped to execute the strategy, but has struggled based on the performance of the managed futures category overall.  They noted the Fund’s low correlation to the market is consistent with its strategy, and expect the Fund’s performance to improve as equity markets correct.

Fees and Expenses.  The Trustees noted the advisory fee charged is 1.50% before waiver and 0.00% after waiver.  They considered the Fund’s advisory fee is in line with its peer group average (1.56%) and a little higher than the Morningstar category (1.26%).  The Trustees noted that one of the funds in the peer group charges a significantly higher fee and net expense ratio than the Fund and its other peer group funds, and if that fund were excluded, the Fund’s expense ratio, relative to the peer group, materially changes.  The Trustees concluded the advisory fee is within the range of reasonable.

Economies of Scale.  The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that Makefield Capital had agreed, in its responses to the Board, to discuss breakpoints when the Fund’s assets reach $50 million.  They concluded to monitor the Fund asset levels and discuss breakpoints in the future as economies are realized.

Profitability.  The Trustees reviewed the profitability analysis provided by Makefield Capital.  They noted Makefield Capital realized a loss during the last fiscal year in connection with its relationship with the Fund.  Accordingly, the Trustees concluded that excessive profitability was not a concern.

Conclusion.  Having requested and received such information from Makefield Capital as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Makefield Managed Futures Strategy Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Makefield Managed Futures Strategy Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During the Period* (4/1/13 to 9/30/13)
Actual
Class A	$1,000.00	$ 959.80	$ 9.83
Class C	$1,000.00	$ 956.10	$ 13.49
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,015.04	$ 10.10
Class C	$1,000.00	$1,011.28	$ 13.87

*  Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.00% for Class A and 2.75% for Class C, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ended September 30, 2013).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser

Makefield Capital Management, LLC

7535 Windsor Drive, Suite A205

Allentown, PA 18195

Legal Counsel

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-296-8992 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-296-8992.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/13